Ramius Trading Strategies Managed Futures Fund
SUMMARY SECTION
Investment Objective

The Ramius Trading Strategies Managed Futures Fund (the “Fund”) seeks to achieve positive absolute returns in both rising and falling equity markets with an annualized level of volatility that is generally lower than the historic level of volatility experienced by the S&P 500 Index.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of the Fund and/or the Ramius Dynamic Replication Fund whose information is contained in another prospectus. (Please contact the Fund at 877-672-6487 to receive the prospectus for the Ramius Dynamic Replication Fund.) More information about these and other discounts is available from your financial professional and in the section titled “Class A Shares” on page 31 of this Prospectus.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Ramius Trading Strategies Managed Futures Fund (USD $)	Class A Shares		Class I Shares
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.50%		none
Maximum deferred sales charge (load) (as a percentage of the lesser of the value redeemed or the amount invested)	1.00%	[1]	none
Redemption fee if redeemed within 30 days of purchase (as a percentage of amount redeemed)	1.00%		1.00%
Wire fee	20		20
Overnight check delivery fee	15		15
Retirement account fees (annual maintenance and full redemption requests)	15		15
[1]	No sales charge applies on investments of $1 million or more, but a contingent deferred sales charge ("CDSC") of 1% will be imposed on certain redemptions of Class A Shares within 18 months of the date of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Ramius Trading Strategies Managed Futures Fund		Class A Shares	Class I Shares
Management fees	[1]	1.60%	1.60%
Subadvisory fees		0.08%	0.08%
Distribution and/or service (Rule 12b-1) fees		0.25%	none
Other expenses		0.65%	0.65%
Subsidiary expenses, including Trading Entities' expenses	[2]	2.75%	2.75%
Total annual fund operating expenses		5.33%	5.08%
Fee waiver and/or expense reimbursements	[3]	(0.48%)	(0.48%)
Total annual fund operating expenses (after fee waiver and/or expense reimbursements)	[3]	4.85%	4.60%
[1]	Management fees include a management fee paid to the Advisor (as defined in this Prospectus) by the Subsidiary (as defined in this Prospectus) at the annual rate of 1.60% of the Subsidiary's average daily net assets. The Advisor has contractually agreed, for so long as the Fund invests in the Subsidiary, to waive the management fee it receives from the Fund in an amount equal to the management fee paid to the Advisor by the Subsidiary pursuant to the investment advisory agreement between the Subsidiary and the Advisor. This undertaking may not be terminated by the Advisor as long as the investment advisory agreement between the Subsidiary and the Advisors in place unless the Advisor obtains the prior approval of the Fund's Board of Trustees.
[2]	This item does not include management fees paid by the Subsidiary to the Advisor, which are included in "Management Fees" in the table above. Subsidiary expenses include fees and expenses of the Trading Entities (as defined in this Prospectus) which are borne indirectly by the Fund as a result of investing in the Trading Entities through the Subsidiary, including management fees paid by the Trading Entities to the Trading Advisors (as defined in this Prospectus) and performance fees based on trading profits (both realized and unrealized) to the Trading Advisors. Actual fees and expenses may vary from year to year, including depending on the Trading Entities' profits and amount of assets allocated to each Trading Entity.
[3]	The Advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding any (i) expenses included in the "Subsidiary expenses, including Trading Entity expenses" line item in the table above, (ii) acquired fund fees and expenses, (iii) interest, (iv) taxes, (v) dividends on short positions, (vi) brokerage commissions, (vii) front-end or contingent deferred loads, (viii) expenses incurred in connection with any merger or reorganization and (ix) extraordinary expenses such as litigation expenses) do not exceed 2.10% and 1.85% of the average daily net assets of the Fund's Class A and Class I shares, respectively. This agreement is effective until April 30, 2014, and may be terminated before that date only by the Trust's Board of Trustees. The Advisor is permitted to seek reimbursement from the Fund, subject to certain limitations, for fees it waived and Fund expenses it reimbursed for three years from the date of any such waiver or reimbursement. If any expenses are estimated for this fiscal year, a footnote would be added to the table explaining this and the deleted text retained.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The one-year example and the first year of the three-year example are based on net operating expenses, which reflect the fee waivers/expense reimbursement by the Fund’s investment advisor, Ramius Trading Strategies LLC (the “Advisor”). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Ramius Trading Strategies Managed Futures Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Shares	1,109	2,014	3,013	5,482
Class I Shares	461	1,480	2,498	5,035

If you did not redeem your shares (but otherwise based on the same assumptions described above) your costs would be:
Expense Example, No Redemption Ramius Trading Strategies Managed Futures Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Shares	909	2,014	3,013	5,482
Class I Shares	461	1,480	2,498	5,035

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities and other investments (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs, may result in a greater proportion of the Fund’s gains being treated for federal income tax purposes as short-term capital gains (which will be taxable as ordinary income when distributed to shareholders), and may cause the Fund to distribute taxable income to its shareholders sooner than it would have distributed income if the investments were held for longer periods of time. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 72% of the average value of its portfolio.

Principal Investment Strategies

The Fund pursues its investment objective by allocating its assets using two principal investment strategies: a “managed futures” strategy and a “fixed income” strategy. The managed futures strategy is intended to capture returns tied to global macroeconomic trends in the commodity futures (including financial futures) markets, and the fixed income strategy is intended to generate interest income and capital appreciation to add diversification to the returns generated by the managed futures strategy.

The Fund is “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”), which means that it may invest more of its assets in fewer positions than “diversified” mutual funds.

Managed Futures Strategy

The Fund pursues its managed futures strategy primarily by investing up to 25% of its total assets in a wholly-owned and controlled subsidiary formed under the laws of the Cayman Islands (the “Subsidiary”). The Subsidiary is advised by the Advisor and has the same investment objective as the Fund. The Subsidiary invests the majority of its assets in limited liability companies or other business entities (each a “Trading Entity” and collectively the “Trading Entities”), the trading of each of which is managed on a discretionary basis by a different third-party commodity trading advisor (a “Trading Advisor”) pursuant to such Trading Advisor’s commodity-related investment program (a “managed futures program”). Each Trading Entity is wholly owned by the Subsidiary and thus indirectly wholly owned by the Fund. The Advisor expects that each Trading Entity will pay its Trading Advisor both a management fee based on the Trading Entity’s investment exposure (which the Advisor expects will exceed the Trading Entity’s total assets) and a performance fee calculated as a percentage of the Trading Entity’s profits.

The Advisor monitors the performance of the Trading Advisors and the Trading Entities and seeks to achieve the Fund’s investment objective by allocating and reallocating the Subsidiary’s assets among Trading Entities. The Advisor may not allocate or reallocate assets to all Trading Entities and may not allocate assets evenly among the Trading Entities. The Advisor allocates the assets of the Subsidiary among the Trading Entities to provide exposure to managed futures programs that the Advisor believes to be complementary to one another and consistent with the aim of moderating risk by diversifying the Fund’s exposure to futures contracts and other derivative instruments across trading methodologies, trading time horizons, sectors and geography. The Advisor expects the Trading Advisors to trade independently of each other and, as a group, to employ a wide variety of systematic, relative value and discretionary managed futures programs in the global currency futures, fixed income futures, commodity futures and equity futures markets.

Each of the following Trading Advisors is currently directing the trading of a different Trading Entity pursuant to a managed futures program:

• Aspect Capital Limited

• Cantab Capital Partners LLP

• Fulcrum Asset Management Ltd and Fulcrum Asset Management LLP (as sub-advisor)

• IPM Informed Portfolio Management AB

• Lynx Asset Management AB

• Winton Capital Management Limited.

From time to time and for various reasons, the Advisor may terminate a Trading Advisor and possibly wind down the respective Trading Entity.

In addition to investing through the Trading Entities, the Subsidiary also may directly invest its assets in derivative instruments, including swaps, commodity-linked notes and other investments intended to serve as margin or collateral for swap positions. Such instruments may have payments linked to the performance of commodities. Although the Fund expects to execute its managed futures strategy primarily by investing in the Subsidiary, the Fund also may invest in derivative instruments to the extent permitted under the 1940 Act and consistent with its intent to be treated as a “regulated investment company” under the Internal Revenue Code of 1986, as amended (the “Code”).

Fixed Income Strategy

The Advisor expects to allocate the Fund’s assets that are not allocated to the Subsidiary to a fixed income strategy that invests primarily in investment grade fixed income securities in order to generate interest income and capital appreciation, which may add diversification to the returns generated by the Fund’s managed futures portfolio. The fixed income strategy may also include investments in exchange-traded funds (“ETFs”) and exchange-traded notes (“ETNs”). The Advisor delegates management of the Fund’s fixed income strategy portfolio to Horizon Cash Management L.L.C. (the “Sub advisor”).

Fixed income securities in which the Fund may invest include corporate bonds and other corporate debt securities issued by U.S. and non-U.S. corporations, including U.S. dollar-denominated debt obligations issued or guaranteed by U.S. corporations, U.S. dollar-denominated obligations of foreign issuers and debt obligations denominated in foreign currencies. The Fund does not have a policy limiting the amount of the Fund’s portfolio that it may invest in foreign investments. The amount of such foreign investments will vary from time to time, but at any time foreign investments may represent as much as 100% of the Fund’s total assets. The Fund may invest in fixed income securities rated at the time of purchase BBB- or higher by Standard & Poor’s Rating Group or another nationally recognized statistical rating organization, or, if unrated, determined by the Advisor or Sub advisor to be of similar quality. The Fund also may invest in securities issued by the U.S. government or its agencies and instrumentalities, money market securities and other interest-bearing instruments and cash. The fixed income securities in which the Fund may invest may be of any maturity, although the Sub advisor expects the Fund’s portfolio to maintain an average maturity that ranges between short-term (less than one year) and intermediate-term (four to seven years).

Principal Risks

The Fund’s principal risks are described below. Because the Fund may be considered to be investing indirectly in the Trading Entities through its Subsidiary, references to the Fund’s risks also include risks associated with investing in the Subsidiary and the Trading Entities. Before you decide whether to invest in the Fund, carefully consider these risk factors and special considerations associated with investing in the Fund, which may cause you to lose part or all of your investment in the Fund. There can be no assurances that the Fund will achieve its investment objective.

Managed futures strategy/commodities risk. Exposure to the commodities markets (including financial futures markets) through investment in managed futures programs may subject the Fund to greater volatility than investments in traditional securities. Prices of commodities and related contracts may fluctuate significantly over short periods for a variety of reasons, including: changes in interest rates, supply and demand relationships and balances of payments and trade; weather and natural disasters; and governmental, agricultural, trade, fiscal, monetary and exchange control programs and policies. The commodity markets are subject to temporary distortions and other disruptions. U.S. futures exchanges and some foreign exchanges have regulations that limit the amount of fluctuation in futures contract prices which may occur during a single business day. Limit prices have the effect of precluding trading in a particular contract or forcing the liquidation of contracts at disadvantageous times or prices.

Derivatives risk. Derivatives include instruments and contracts that are based on, and are valued in relation to, one or more underlying securities, financial benchmarks or indices, such as futures, options, swaps and forward contracts. The primary types of derivatives in which the Fund currently contemplates investing are futures contracts and forward contracts. Futures contracts and forward contracts can be highly volatile, illiquid and difficult to value, and changes in the value of a futures contract or forward contract held directly or indirectly by the Fund may not correlate with the underlying instrument or the Fund’s other investments. Although the value of a futures contract or a forward contract depends largely upon price movements in the underlying instrument, there are additional risks associated with futures contracts and forward contracts that are possibly greater than the risks associated with investing directly in the underlying instruments, including illiquidity risk, leveraging risk and counterparty credit risk. A small investment in futures contracts and forward contracts could have a potentially large impact on the Fund’s performance.

Fixed income risk. Prices of fixed income securities tend to move inversely with changes in interest rates. Typically, a rise in rates will adversely affect fixed income security prices and, accordingly, the Fund’s returns and share price. In addition, the Fund may be subject to “call” risk, which is the risk that during a period of falling interest rates the issuer may redeem a security by repaying it early (which may reduce the Fund’s income if the proceeds are reinvested at lower interest rates), and “extension” risk, which occurs during a rising interest rate environment because certain obligations will be paid off by an issuer more slowly than anticipated (causing the value of those securities held by the Fund to fall).

Credit risk. Failure of an issuer or guarantor of a fixed income security to make timely interest or principal payments or otherwise honor its obligations could cause the Fund to lose money. In addition, the credit quality of securities held by the Fund may be lowered if an issuer’s financial condition changes.

High fees risk. The cost of investing in the Fund may be higher than the cost of investing in other mutual funds that invest directly in the types of derivatives held by the Trading Entities. In addition to the Fund's direct fees and expenses, you will indirectly bear fees and expenses paid by the Subsidiary and by the Trading Entities, including management fees and performance-based fees, commodity brokerage commissions and operating expenses.

Performance fees risk. The performance-based fees paid to the Trading Advisors may create an incentive for the Trading Advisors to make investments that are riskier or more speculative than those they might have made in the absence of such performance-based fees. A Trading Advisor with positive performance may receive performance-based compensation from the Trading Entity, which will be borne indirectly by the Fund, even if the Fund’s overall returns are negative.

Subsidiary risk. By investing in the Subsidiary and, indirectly, in the Trading Entities, the Fund will be indirectly exposed to the risks associated with the Subsidiary’s and the Trading Entities’ respective investments. The Subsidiary and the Trading Entities are not registered under the 1940 Act and, unless otherwise noted in this Prospectus, are not subject to all of the investor protections of the 1940 Act. Changes in the laws of the United States, the U.S. states or the Cayman Islands, under which the Fund, the Trading Entities and the Subsidiary are organized and operated, as applicable, could prevent the Fund, the Subsidiary or the Trading Entities from operating as described in this Prospectus and could negatively affect the Fund and its shareholders.

Tax risk. To qualify for the tax treatment available to regulated investment companies under the Code, the Fund must derive at least 90% of its gross income for each taxable year from sources treated as “qualifying income.” Income derived from direct investments in commodities is not “qualifying income.” In addition, the Internal Revenue Service (the “IRS”) has issued a revenue ruling concluding that income and gains from certain commodity-linked derivatives do not constitute “qualifying income.” It is possible that the Fund will from time to time make investments in commodities and commodity-linked derivatives directly, rather than through the Subsidiary, and therefore it is possible that some of the Fund’s income will not constitute “qualifying income.” The IRS has indicated in another revenue ruling that income from certain instruments, such as certain structured notes, that create commodity exposure may constitute “qualifying income,” and it has issued private letter rulings holding that income derived from certain commodity-linked notes constitutes “qualifying income.” In addition, the IRS has issued private letter rulings concluding that certain income derived by a regulated investment company from a wholly owned subsidiary, such as the Subsidiary, that invests in commodities and commodity-linked derivatives constitutes “qualifying income.”

Each of these private letter rulings applies only to the taxpayer that requested it and may not be used or cited as precedent. Moreover, the IRS has suspended the issuance of such rulings and is reviewing its policy in this area. The Fund has not applied for or received such a ruling from the IRS, and has not determined whether to seek such a ruling if the IRS were to resume issuing such rulings. The Fund intends to take the position that income from its investments in commodity-linked notes and in the Subsidiary will constitute “qualifying income” even in the event that the Subsidiary does not distribute all of its income on an annual basis. In the absence of a ruling, however, there can be no certainty in this regard, and the Fund has not sought an opinion from counsel on this position. It is possible that, as a consequence of its current review of this area, the IRS will reverse its prior position and publish guidance under which it will take the position that these items would not constitute “qualifying income.” The tax treatment of the Fund’s investment in commodity-linked notes or in the Subsidiary could also be adversely affected by future legislation or Treasury regulations. If income derived by the Fund from its investments in commodity-linked notes and in the Subsidiary does not constitute “qualifying income,” the Fund will most likely not qualify as a regulated investment company under the Code; in that case, the Fund would be subject to U.S. federal income tax at regular corporate rates on its taxable income, including its net capital gain, even if such income were distributed to its shareholders, and all distributions out of earnings and profits would be taxed to shareholders as dividend income. If future legislation, Treasury regulations or IRS guidance prevents the Fund from treating its income from its investments in commodity-linked notes or in the Subsidiary as “qualifying income,” the Fund and the Advisor will consider what action to take, including potentially liquidating the Fund.

Portfolio turnover risk. The Fund’s annual portfolio turnover rate may vary greatly from year to year, as well as within a given year. Active and frequent trading may lead to a greater proportion of the Fund’s gains being treated for federal income tax purposes as short-term capital gains (which are generally taxable as ordinary income when distributed to shareholders) or may cause the Fund to distribute taxable income to its shareholders sooner than it would have distributed income if the investments were held for longer periods of time. Frequent trading also increases transaction costs, which could detract from the Fund’s performance.

Management risk. The investment processes used by the Advisor, the Sub advisor and the Trading Advisors could fail to achieve the Fund’s investment objective and cause your investment to lose value. Accordingly, the Fund should be considered a speculative investment entailing a high degree of risk and is not suitable for all investors.

Government intervention and regulatory changes.

The financial crisis of 2007-2008 has led the U.S. government to expand considerably its regulation and oversight of financial services firms and the markets for financial instruments. In this regard, the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) has significantly enhanced the rulemaking, supervisory and enforcement authority of federal bank, securities and commodities regulators. These regulators are continuing to implement regulations under the Dodd-Frank Act, some which may adversely affect the Fund. For example, major changes under the Dodd-Frank Act or other legislative or regulatory actions could materially affect the profitability of the Fund or the value of investments made by the Fund or force the Fund to revise its investment strategy or divest certain of its investments. Any of these developments could expose the Fund to additional costs, taxes, liabilities, enforcement actions and reputational risk.

The Dodd-Frank Act has established a new regulatory structure for derivatives. If more restrictive position limits are imposed on investors in the commodity futures and other derivative markets, the managed futures programs in which the Trading Entities invest, and as a result, the Fund, may be adversely affected. Similarly, changes in the regulation of foreign currency-related trading arising from the Dodd-Frank Act may make such trading more expensive for the Fund, and otherwise limit the Fund’s ability to engage in such trading, which could adversely affect the Fund.

The Advisor is registered as a commodity pool operator under the Commodity Exchange Act. The Advisor recently withdrew an exclusion from the definition of commodity pool operator with respect to the Fund as a result of certain amendments to that exclusion that the CFTC adopted in 2012. The Advisor also recently withdrew its exemption with respect to the Subsidiary. As a registered commodity pool operator, the Advisor is subject to a comprehensive scheme of regulations administered by the CFTC and the National Futures Association, the self-regulatory body for futures and swaps firms (the “NFA”), with respect to both its own operations and those of the Fund. A substantial portion of those regulatory requirements, including recordkeeping, disclosure and investor communication requirements, will not apply with respect to the Fund until the CFTC adopts and implements rule amendments that seek to harmonize certain of its requirements for commodity pool operators with those that apply to registered investment companies under the 1940 Act.

The Investment Company Institute and the U.S. Chamber of Commerce are challenging the CFTC rule amendment that caused the Advisor to withdraw its exclusion from commodity pool operator status with respect to the Fund. This challenge was rejected at the trial court level last year, and that decision has been appealed. The outcome of this lawsuit and its potential effect on the Advisor with respect to the Fund remains uncertain. While the Advisor has the appropriate registration in place to continue operating the Fund in accordance with applicable CFTC and NFA requirements, it is possible that the Advisor would be able to re-file for the exclusion or to claim other available relief from registration with respect to the Fund if the challenge to the CFTC’s rule amendments succeeds on appeal. The Advisor does not anticipate that the outcome of the lawsuit will be likely to affect its status as a registered commodity pool operator with respect to the Subsidiary.

Foreign Trading Advisor risk. All of the current Trading Advisors are located outside of the United States, and the Advisor anticipates that in the future at least some of the Trading Advisors will be located outside of the United States. Depending upon their jurisdictions, such Trading Advisors may be subject, among other things, to less rigorous reporting requirements than U.S. Trading Advisors, less rigorous regulatory and compliance requirements, and less protective legal systems and laws relating to shareholders’, investors’ and/or clients’ rights. It may also be more difficult for the Fund to enforce legal judgments against Trading Advisors located outside the United States.

Foreign investment risk. To the extent the Fund has investment exposure to foreign markets, the Fund’s performance will be influenced by political, social and economic factors affecting investments in such markets, including exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards. Emerging markets tend to be more volatile than the markets of more mature economies, and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries.

Currency risk. The Fund may invest directly or indirectly in currency indices or baskets. Investments in foreign currencies or financial instruments related to foreign currencies are subject to the risk that those currencies will change adversely in value relative to the U.S. dollar. Similarly, investments that speculate on the appreciation of the U.S. dollar are subject to the risk that the U.S. dollar may decline in value relative to foreign currencies. Foreign currencies are subject to risks caused by, among other factors, inflation, interest rates, budget deficits and low savings rates, political factors and government controls.

Leveraging risk. Certain transactions the Fund, the Subsidiary and/or the Trading Entities may undertake, including futures contracts, forward currency contracts, forward commitment transactions and short sales, may give rise to a form of leverage. Leverage creates exposure to gains and losses in a greater amount than the dollar amount made in an investment. Leverage can magnify the effects of changes in the value of the Fund’s investments and make the Fund more volatile. Relatively small market movements may result in large changes in the value of a leveraged investment. The potential loss on such leveraged investments may be substantial relative to the initial investment therein.

Liquidity risk. The Fund is subject to liquidity risk primarily due to its investments in derivatives. When there is little or no active trading market for specific types of derivatives, the Fund may have difficulty selling or closing out the derivatives at or near their perceived value and as a result, the value of such derivatives and the Fund’s share price may fall dramatically.

Industry concentration risk. The Subsidiary concentrates its investments in the commodity futures markets, which have historically experienced substantial price volatility. This concentration subjects the Fund to greater risk of loss as a result of adverse economic, business or other developments than if the Subsidiary’s investments were diversified across different sectors and markets.

Short sales risk. The Fund may make short sales, which may involve substantial risk and leverage. Short sales expose the Fund to the risk that it will be required to “cover” the short position at a time when the underlying instrument has appreciated in value, thus resulting in a loss to the Fund.

Market disruption and geopolitical risk. The instability in the Middle East and terrorist attacks in the United States and around the world may result in market volatility and may have long-term effects on the U.S. and worldwide financial markets and may cause further economic uncertainties in the United States and worldwide. The Fund cannot predict the effects of geopolitical events in the future on the U.S. economy and securities markets.

Regulatory risk. Governments, agencies or other regulatory bodies may adopt or change laws or regulations that could adversely affect the issuer, or market value, of an instrument held by the Fund or the Fund’s performance.

Market risk. The market value of a security or instrument may fluctuate, sometimes rapidly and unpredictably. These fluctuations, which are often referred to as “volatility,” may cause a security or instrument to be worth less than it was worth at an earlier time. Market risk may affect a single issuer, industry, commodity, sector of the economy, or the market as a whole.

Non-diversification risk. Because the Fund may invest a relatively high percentage of its assets in a limited number of positions, the Fund’s performance may be more vulnerable to changes in the market value of a single position and more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.

Performance

The following performance information indicates some of the risks of investing in the Fund by comparing the Fund’s performance with the performance of a broad-based market index. The returns in the bar chart and best/worst quarter are for Class I shares which do not have sales charges. The performance of Class A shares would be lower due to differing expense structures and sales charges. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.ramiusmutualfunds.com.

Class I
Highest Calendar Quarter Return at NAV	1.89%	Quarter Ended 9/30/2012
Lowest Calendar Quarter Return at NAV	(1.85) %	Quarter Ended 12/31/2012

Average Annual Total Returns for periods ended December 31, 2012
Average Annual Total Returns Ramius Trading Strategies Managed Futures Fund		1 Year	Since Inception	Inception Date
Class I Shares		(1.55%)	(3.64%)	Sep 13, 2011
Class I Shares - Return After Taxes on Distributions	[1]	(1.55%)	(3.64%)	Sep 13, 2011
Class I Shares - Return After Taxes on Distributions and Sale of Fund Shares	[1]	(1.01%)	(3.09%)	Sep 13, 2011
Class A Shares		(7.23%)	(7.96%)	Sep 13, 2011
B of A Merrill Lynch 3-month U.S. Treasury Bill Index (does not reflect deduction for fees, expenses or taxes)		0.11%	0.08%	Sep 13, 2011
[1]	After-tax returns are calculated using the historical highest individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. Furthermore, the after-tax returns are not relevant to those who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After tax returns are shown for Class I shares only and will vary for Class A shares.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	Dec 31, 2012
Registrant Name	dei_EntityRegistrantName	Investment Managers Series Trust
CIK	dei_EntityCentralIndexKey	0001318342
Amendment	dei_AmendmentFlag	false
Creation Date	dei_DocumentCreationDate	Apr 26, 2013
Effective Date	dei_DocumentEffectiveDate	May 1, 2013
Prospectus Date	rr_ProspectusDate	May 1, 2013
Ramius Trading Strategies Managed Futures Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	SUMMARY SECTION
Investment objective:	rr_ObjectiveHeading	Investment Objective
Investment objective	rr_ObjectivePrimaryTextBlock

The Ramius Trading Strategies Managed Futures Fund (the “Fund”) seeks to achieve positive absolute returns in both rising and falling equity markets with an annualized level of volatility that is generally lower than the historic level of volatility experienced by the S&P 500 Index.

Fees and expenses of the fund:	rr_ExpenseHeading	Fees and Expenses of the Fund
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of the Fund and/or the Ramius Dynamic Replication Fund whose information is contained in another prospectus. (Please contact the Fund at 877-672-6487 to receive the prospectus for the Ramius Dynamic Replication Fund.) More information about these and other discounts is available from your financial professional and in the section titled “Class A Shares” on page 31 of this Prospectus.

Shareholder fees, caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual fund operating expenses, heading	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Date Of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-04-30
Portfolio turnover, heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio turnover, narrative	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities and other investments (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs, may result in a greater proportion of the Fund’s gains being treated for federal income tax purposes as short-term capital gains (which will be taxable as ordinary income when distributed to shareholders), and may cause the Fund to distribute taxable income to its shareholders sooner than it would have distributed income if the investments were held for longer periods of time. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 72% of the average value of its portfolio.

Portfolio Turnover Rate	rr_PortfolioTurnoverRate	72.00%
Expense Breakpoint Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of the Fund and/or the Ramius Dynamic Replication Fund whose information is contained in another prospectus.
Expense Breakpoint, Minimum Investment Required	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Example, heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The one-year example and the first year of the three-year example are based on net operating expenses, which reflect the fee waivers/expense reimbursement by the Fund’s investment advisor, Ramius Trading Strategies LLC (the “Advisor”). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption, Narrative	rr_ExpenseExampleNoRedemptionNarrativeTextBlock	If you did not redeem your shares (but otherwise based on the same assumptions described above) your costs would be:
Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Strategy, Narrative	rr_StrategyNarrativeTextBlock

The Fund pursues its investment objective by allocating its assets using two principal investment strategies: a “managed futures” strategy and a “fixed income” strategy. The managed futures strategy is intended to capture returns tied to global macroeconomic trends in the commodity futures (including financial futures) markets, and the fixed income strategy is intended to generate interest income and capital appreciation to add diversification to the returns generated by the managed futures strategy.

The Fund is “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”), which means that it may invest more of its assets in fewer positions than “diversified” mutual funds.

Managed Futures Strategy

The Fund pursues its managed futures strategy primarily by investing up to 25% of its total assets in a wholly-owned and controlled subsidiary formed under the laws of the Cayman Islands (the “Subsidiary”). The Subsidiary is advised by the Advisor and has the same investment objective as the Fund. The Subsidiary invests the majority of its assets in limited liability companies or other business entities (each a “Trading Entity” and collectively the “Trading Entities”), the trading of each of which is managed on a discretionary basis by a different third-party commodity trading advisor (a “Trading Advisor”) pursuant to such Trading Advisor’s commodity-related investment program (a “managed futures program”). Each Trading Entity is wholly owned by the Subsidiary and thus indirectly wholly owned by the Fund. The Advisor expects that each Trading Entity will pay its Trading Advisor both a management fee based on the Trading Entity’s investment exposure (which the Advisor expects will exceed the Trading Entity’s total assets) and a performance fee calculated as a percentage of the Trading Entity’s profits.

The Advisor monitors the performance of the Trading Advisors and the Trading Entities and seeks to achieve the Fund’s investment objective by allocating and reallocating the Subsidiary’s assets among Trading Entities. The Advisor may not allocate or reallocate assets to all Trading Entities and may not allocate assets evenly among the Trading Entities. The Advisor allocates the assets of the Subsidiary among the Trading Entities to provide exposure to managed futures programs that the Advisor believes to be complementary to one another and consistent with the aim of moderating risk by diversifying the Fund’s exposure to futures contracts and other derivative instruments across trading methodologies, trading time horizons, sectors and geography. The Advisor expects the Trading Advisors to trade independently of each other and, as a group, to employ a wide variety of systematic, relative value and discretionary managed futures programs in the global currency futures, fixed income futures, commodity futures and equity futures markets.

Each of the following Trading Advisors is currently directing the trading of a different Trading Entity pursuant to a managed futures program:

• Aspect Capital Limited

• Cantab Capital Partners LLP

• Fulcrum Asset Management Ltd and Fulcrum Asset Management LLP (as sub-advisor)

• IPM Informed Portfolio Management AB

• Lynx Asset Management AB

• Winton Capital Management Limited.

From time to time and for various reasons, the Advisor may terminate a Trading Advisor and possibly wind down the respective Trading Entity.

In addition to investing through the Trading Entities, the Subsidiary also may directly invest its assets in derivative instruments, including swaps, commodity-linked notes and other investments intended to serve as margin or collateral for swap positions. Such instruments may have payments linked to the performance of commodities. Although the Fund expects to execute its managed futures strategy primarily by investing in the Subsidiary, the Fund also may invest in derivative instruments to the extent permitted under the 1940 Act and consistent with its intent to be treated as a “regulated investment company” under the Internal Revenue Code of 1986, as amended (the “Code”).

Fixed Income Strategy

The Advisor expects to allocate the Fund’s assets that are not allocated to the Subsidiary to a fixed income strategy that invests primarily in investment grade fixed income securities in order to generate interest income and capital appreciation, which may add diversification to the returns generated by the Fund’s managed futures portfolio. The fixed income strategy may also include investments in exchange-traded funds (“ETFs”) and exchange-traded notes (“ETNs”). The Advisor delegates management of the Fund’s fixed income strategy portfolio to Horizon Cash Management L.L.C. (the “Sub advisor”).

Fixed income securities in which the Fund may invest include corporate bonds and other corporate debt securities issued by U.S. and non-U.S. corporations, including U.S. dollar-denominated debt obligations issued or guaranteed by U.S. corporations, U.S. dollar-denominated obligations of foreign issuers and debt obligations denominated in foreign currencies. The Fund does not have a policy limiting the amount of the Fund’s portfolio that it may invest in foreign investments. The amount of such foreign investments will vary from time to time, but at any time foreign investments may represent as much as 100% of the Fund’s total assets. The Fund may invest in fixed income securities rated at the time of purchase BBB- or higher by Standard & Poor’s Rating Group or another nationally recognized statistical rating organization, or, if unrated, determined by the Advisor or Sub advisor to be of similar quality. The Fund also may invest in securities issued by the U.S. government or its agencies and instrumentalities, money market securities and other interest-bearing instruments and cash. The fixed income securities in which the Fund may invest may be of any maturity, although the Sub advisor expects the Fund’s portfolio to maintain an average maturity that ranges between short-term (less than one year) and intermediate-term (four to seven years).

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock

The Fund’s principal risks are described below. Because the Fund may be considered to be investing indirectly in the Trading Entities through its Subsidiary, references to the Fund’s risks also include risks associated with investing in the Subsidiary and the Trading Entities. Before you decide whether to invest in the Fund, carefully consider these risk factors and special considerations associated with investing in the Fund, which may cause you to lose part or all of your investment in the Fund. There can be no assurances that the Fund will achieve its investment objective.

Managed futures strategy/commodities risk. Exposure to the commodities markets (including financial futures markets) through investment in managed futures programs may subject the Fund to greater volatility than investments in traditional securities. Prices of commodities and related contracts may fluctuate significantly over short periods for a variety of reasons, including: changes in interest rates, supply and demand relationships and balances of payments and trade; weather and natural disasters; and governmental, agricultural, trade, fiscal, monetary and exchange control programs and policies. The commodity markets are subject to temporary distortions and other disruptions. U.S. futures exchanges and some foreign exchanges have regulations that limit the amount of fluctuation in futures contract prices which may occur during a single business day. Limit prices have the effect of precluding trading in a particular contract or forcing the liquidation of contracts at disadvantageous times or prices.

Derivatives risk. Derivatives include instruments and contracts that are based on, and are valued in relation to, one or more underlying securities, financial benchmarks or indices, such as futures, options, swaps and forward contracts. The primary types of derivatives in which the Fund currently contemplates investing are futures contracts and forward contracts. Futures contracts and forward contracts can be highly volatile, illiquid and difficult to value, and changes in the value of a futures contract or forward contract held directly or indirectly by the Fund may not correlate with the underlying instrument or the Fund’s other investments. Although the value of a futures contract or a forward contract depends largely upon price movements in the underlying instrument, there are additional risks associated with futures contracts and forward contracts that are possibly greater than the risks associated with investing directly in the underlying instruments, including illiquidity risk, leveraging risk and counterparty credit risk. A small investment in futures contracts and forward contracts could have a potentially large impact on the Fund’s performance.

Fixed income risk. Prices of fixed income securities tend to move inversely with changes in interest rates. Typically, a rise in rates will adversely affect fixed income security prices and, accordingly, the Fund’s returns and share price. In addition, the Fund may be subject to “call” risk, which is the risk that during a period of falling interest rates the issuer may redeem a security by repaying it early (which may reduce the Fund’s income if the proceeds are reinvested at lower interest rates), and “extension” risk, which occurs during a rising interest rate environment because certain obligations will be paid off by an issuer more slowly than anticipated (causing the value of those securities held by the Fund to fall).

Credit risk. Failure of an issuer or guarantor of a fixed income security to make timely interest or principal payments or otherwise honor its obligations could cause the Fund to lose money. In addition, the credit quality of securities held by the Fund may be lowered if an issuer’s financial condition changes.

High fees risk. The cost of investing in the Fund may be higher than the cost of investing in other mutual funds that invest directly in the types of derivatives held by the Trading Entities. In addition to the Fund's direct fees and expenses, you will indirectly bear fees and expenses paid by the Subsidiary and by the Trading Entities, including management fees and performance-based fees, commodity brokerage commissions and operating expenses.

Performance fees risk. The performance-based fees paid to the Trading Advisors may create an incentive for the Trading Advisors to make investments that are riskier or more speculative than those they might have made in the absence of such performance-based fees. A Trading Advisor with positive performance may receive performance-based compensation from the Trading Entity, which will be borne indirectly by the Fund, even if the Fund’s overall returns are negative.

Subsidiary risk. By investing in the Subsidiary and, indirectly, in the Trading Entities, the Fund will be indirectly exposed to the risks associated with the Subsidiary’s and the Trading Entities’ respective investments. The Subsidiary and the Trading Entities are not registered under the 1940 Act and, unless otherwise noted in this Prospectus, are not subject to all of the investor protections of the 1940 Act. Changes in the laws of the United States, the U.S. states or the Cayman Islands, under which the Fund, the Trading Entities and the Subsidiary are organized and operated, as applicable, could prevent the Fund, the Subsidiary or the Trading Entities from operating as described in this Prospectus and could negatively affect the Fund and its shareholders.

Tax risk. To qualify for the tax treatment available to regulated investment companies under the Code, the Fund must derive at least 90% of its gross income for each taxable year from sources treated as “qualifying income.” Income derived from direct investments in commodities is not “qualifying income.” In addition, the Internal Revenue Service (the “IRS”) has issued a revenue ruling concluding that income and gains from certain commodity-linked derivatives do not constitute “qualifying income.” It is possible that the Fund will from time to time make investments in commodities and commodity-linked derivatives directly, rather than through the Subsidiary, and therefore it is possible that some of the Fund’s income will not constitute “qualifying income.” The IRS has indicated in another revenue ruling that income from certain instruments, such as certain structured notes, that create commodity exposure may constitute “qualifying income,” and it has issued private letter rulings holding that income derived from certain commodity-linked notes constitutes “qualifying income.” In addition, the IRS has issued private letter rulings concluding that certain income derived by a regulated investment company from a wholly owned subsidiary, such as the Subsidiary, that invests in commodities and commodity-linked derivatives constitutes “qualifying income.”

Each of these private letter rulings applies only to the taxpayer that requested it and may not be used or cited as precedent. Moreover, the IRS has suspended the issuance of such rulings and is reviewing its policy in this area. The Fund has not applied for or received such a ruling from the IRS, and has not determined whether to seek such a ruling if the IRS were to resume issuing such rulings. The Fund intends to take the position that income from its investments in commodity-linked notes and in the Subsidiary will constitute “qualifying income” even in the event that the Subsidiary does not distribute all of its income on an annual basis. In the absence of a ruling, however, there can be no certainty in this regard, and the Fund has not sought an opinion from counsel on this position. It is possible that, as a consequence of its current review of this area, the IRS will reverse its prior position and publish guidance under which it will take the position that these items would not constitute “qualifying income.” The tax treatment of the Fund’s investment in commodity-linked notes or in the Subsidiary could also be adversely affected by future legislation or Treasury regulations. If income derived by the Fund from its investments in commodity-linked notes and in the Subsidiary does not constitute “qualifying income,” the Fund will most likely not qualify as a regulated investment company under the Code; in that case, the Fund would be subject to U.S. federal income tax at regular corporate rates on its taxable income, including its net capital gain, even if such income were distributed to its shareholders, and all distributions out of earnings and profits would be taxed to shareholders as dividend income. If future legislation, Treasury regulations or IRS guidance prevents the Fund from treating its income from its investments in commodity-linked notes or in the Subsidiary as “qualifying income,” the Fund and the Advisor will consider what action to take, including potentially liquidating the Fund.

Portfolio turnover risk. The Fund’s annual portfolio turnover rate may vary greatly from year to year, as well as within a given year. Active and frequent trading may lead to a greater proportion of the Fund’s gains being treated for federal income tax purposes as short-term capital gains (which are generally taxable as ordinary income when distributed to shareholders) or may cause the Fund to distribute taxable income to its shareholders sooner than it would have distributed income if the investments were held for longer periods of time. Frequent trading also increases transaction costs, which could detract from the Fund’s performance.

Management risk. The investment processes used by the Advisor, the Sub advisor and the Trading Advisors could fail to achieve the Fund’s investment objective and cause your investment to lose value. Accordingly, the Fund should be considered a speculative investment entailing a high degree of risk and is not suitable for all investors.

Government intervention and regulatory changes.

The financial crisis of 2007-2008 has led the U.S. government to expand considerably its regulation and oversight of financial services firms and the markets for financial instruments. In this regard, the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) has significantly enhanced the rulemaking, supervisory and enforcement authority of federal bank, securities and commodities regulators. These regulators are continuing to implement regulations under the Dodd-Frank Act, some which may adversely affect the Fund. For example, major changes under the Dodd-Frank Act or other legislative or regulatory actions could materially affect the profitability of the Fund or the value of investments made by the Fund or force the Fund to revise its investment strategy or divest certain of its investments. Any of these developments could expose the Fund to additional costs, taxes, liabilities, enforcement actions and reputational risk.

The Dodd-Frank Act has established a new regulatory structure for derivatives. If more restrictive position limits are imposed on investors in the commodity futures and other derivative markets, the managed futures programs in which the Trading Entities invest, and as a result, the Fund, may be adversely affected. Similarly, changes in the regulation of foreign currency-related trading arising from the Dodd-Frank Act may make such trading more expensive for the Fund, and otherwise limit the Fund’s ability to engage in such trading, which could adversely affect the Fund.

The Advisor is registered as a commodity pool operator under the Commodity Exchange Act. The Advisor recently withdrew an exclusion from the definition of commodity pool operator with respect to the Fund as a result of certain amendments to that exclusion that the CFTC adopted in 2012. The Advisor also recently withdrew its exemption with respect to the Subsidiary. As a registered commodity pool operator, the Advisor is subject to a comprehensive scheme of regulations administered by the CFTC and the National Futures Association, the self-regulatory body for futures and swaps firms (the “NFA”), with respect to both its own operations and those of the Fund. A substantial portion of those regulatory requirements, including recordkeeping, disclosure and investor communication requirements, will not apply with respect to the Fund until the CFTC adopts and implements rule amendments that seek to harmonize certain of its requirements for commodity pool operators with those that apply to registered investment companies under the 1940 Act.

The Investment Company Institute and the U.S. Chamber of Commerce are challenging the CFTC rule amendment that caused the Advisor to withdraw its exclusion from commodity pool operator status with respect to the Fund. This challenge was rejected at the trial court level last year, and that decision has been appealed. The outcome of this lawsuit and its potential effect on the Advisor with respect to the Fund remains uncertain. While the Advisor has the appropriate registration in place to continue operating the Fund in accordance with applicable CFTC and NFA requirements, it is possible that the Advisor would be able to re-file for the exclusion or to claim other available relief from registration with respect to the Fund if the challenge to the CFTC’s rule amendments succeeds on appeal. The Advisor does not anticipate that the outcome of the lawsuit will be likely to affect its status as a registered commodity pool operator with respect to the Subsidiary.

Foreign Trading Advisor risk. All of the current Trading Advisors are located outside of the United States, and the Advisor anticipates that in the future at least some of the Trading Advisors will be located outside of the United States. Depending upon their jurisdictions, such Trading Advisors may be subject, among other things, to less rigorous reporting requirements than U.S. Trading Advisors, less rigorous regulatory and compliance requirements, and less protective legal systems and laws relating to shareholders’, investors’ and/or clients’ rights. It may also be more difficult for the Fund to enforce legal judgments against Trading Advisors located outside the United States.

Foreign investment risk. To the extent the Fund has investment exposure to foreign markets, the Fund’s performance will be influenced by political, social and economic factors affecting investments in such markets, including exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards. Emerging markets tend to be more volatile than the markets of more mature economies, and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries.

Currency risk. The Fund may invest directly or indirectly in currency indices or baskets. Investments in foreign currencies or financial instruments related to foreign currencies are subject to the risk that those currencies will change adversely in value relative to the U.S. dollar. Similarly, investments that speculate on the appreciation of the U.S. dollar are subject to the risk that the U.S. dollar may decline in value relative to foreign currencies. Foreign currencies are subject to risks caused by, among other factors, inflation, interest rates, budget deficits and low savings rates, political factors and government controls.

Leveraging risk. Certain transactions the Fund, the Subsidiary and/or the Trading Entities may undertake, including futures contracts, forward currency contracts, forward commitment transactions and short sales, may give rise to a form of leverage. Leverage creates exposure to gains and losses in a greater amount than the dollar amount made in an investment. Leverage can magnify the effects of changes in the value of the Fund’s investments and make the Fund more volatile. Relatively small market movements may result in large changes in the value of a leveraged investment. The potential loss on such leveraged investments may be substantial relative to the initial investment therein.

Liquidity risk. The Fund is subject to liquidity risk primarily due to its investments in derivatives. When there is little or no active trading market for specific types of derivatives, the Fund may have difficulty selling or closing out the derivatives at or near their perceived value and as a result, the value of such derivatives and the Fund’s share price may fall dramatically.

Industry concentration risk. The Subsidiary concentrates its investments in the commodity futures markets, which have historically experienced substantial price volatility. This concentration subjects the Fund to greater risk of loss as a result of adverse economic, business or other developments than if the Subsidiary’s investments were diversified across different sectors and markets.

Short sales risk. The Fund may make short sales, which may involve substantial risk and leverage. Short sales expose the Fund to the risk that it will be required to “cover” the short position at a time when the underlying instrument has appreciated in value, thus resulting in a loss to the Fund.

Market disruption and geopolitical risk. The instability in the Middle East and terrorist attacks in the United States and around the world may result in market volatility and may have long-term effects on the U.S. and worldwide financial markets and may cause further economic uncertainties in the United States and worldwide. The Fund cannot predict the effects of geopolitical events in the future on the U.S. economy and securities markets.

Regulatory risk. Governments, agencies or other regulatory bodies may adopt or change laws or regulations that could adversely affect the issuer, or market value, of an instrument held by the Fund or the Fund’s performance.

Market risk. The market value of a security or instrument may fluctuate, sometimes rapidly and unpredictably. These fluctuations, which are often referred to as “volatility,” may cause a security or instrument to be worth less than it was worth at an earlier time. Market risk may affect a single issuer, industry, commodity, sector of the economy, or the market as a whole.

Non-diversification risk. Because the Fund may invest a relatively high percentage of its assets in a limited number of positions, the Fund’s performance may be more vulnerable to changes in the market value of a single position and more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.

May Lose Money	rr_RiskLoseMoney	Before you decide whether to invest in the Fund, carefully consider these risk factors and special considerations associated with investing in the Fund, which may cause you to lose part or all of your investment in the Fund.
Risk, Nondiversified	rr_RiskNondiversifiedStatus	Non-diversification risk. Because the Fund may invest a relatively high percentage of its assets in a limited number of positions, the Fund’s performance may be more vulnerable to changes in the market value of a single position and more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock

The following performance information indicates some of the risks of investing in the Fund by comparing the Fund’s performance with the performance of a broad-based market index. The returns in the bar chart and best/worst quarter are for Class I shares which do not have sales charges. The performance of Class A shares would be lower due to differing expense structures and sales charges. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.ramiusmutualfunds.com.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information indicates some of the risks of investing in the Fund by comparing the Fund’s performance with the performance of a broad-based market index.
Performance, Availability at Web Site Address	rr_PerformanceAvailabilityWebSiteAddress	www.ramiusmutualfunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Closing	rr_BarChartClosingTextBlock
Class I
Highest Calendar Quarter Return at NAV	1.89%	Quarter Ended 9/30/2012
Lowest Calendar Quarter Return at NAV	(1.85) %	Quarter Ended 12/31/2012

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Calendar Quarter Return at NAV
Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.89%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Calendar Quarter Return at NAV
Lowest Quarterly Return Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2012
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(1.85%)
Performance Table:	rr_PerformanceTableHeading	Average Annual Total Returns for periods ended December 31, 2012
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rate and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Furthermore, the after-tax returns are not relevant to those who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
One Class of After-Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After tax returns are shown for Class I shares only and will vary for Class A shares.
Ramius Trading Strategies Managed Futures Fund | B of A Merrill Lynch 3-month U.S. Treasury Bill Index (does not reflect deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.11%
Since Inception	rr_AverageAnnualReturnSinceInception	0.08%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 13, 2011
Ramius Trading Strategies Managed Futures Fund | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RTSRX
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum deferred sales charge (load) (as a percentage of the lesser of the value redeemed or the amount invested)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[1]
Redemption fee if redeemed within 30 days of purchase (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Wire fee	imstramius_WireFee	20
Overnight check delivery fee	imstramius_CheckFee	15
Retirement account fees (annual maintenance and full redemption requests)	rr_ShareholderFeeOther	15
Management fees	rr_ManagementFeesOverAssets	1.60%	[2]
Subadvisory fees	imstramius_SubadvisoryFees	0.08%
Distribution and/or service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.65%
Subsidiary expenses, including Trading Entities' expenses	imstramius_SubsidiaryExpenses	2.75%	[3]
Total annual fund operating expenses	rr_ExpensesOverAssets	5.33%
Fee waiver and/or expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.48%)	[4]
Total annual fund operating expenses (after fee waiver and/or expense reimbursements)	rr_NetExpensesOverAssets	4.85%	[4]
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	1,109
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	2,014
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	3,013
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	5,482
Expense Example, No Redemption, 1 YEAR	rr_ExpenseExampleNoRedemptionYear01	909
Expense Example, No Redemption, 3 YEARS	rr_ExpenseExampleNoRedemptionYear03	2,014
Expense Example, No Redemption, 5 YEARS	rr_ExpenseExampleNoRedemptionYear05	3,013
Expense Example, No Redemption, 10 YEARS	rr_ExpenseExampleNoRedemptionYear10	5,482
1 Year	rr_AverageAnnualReturnYear01	(7.23%)
Since Inception	rr_AverageAnnualReturnSinceInception	(7.96%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 13, 2011
Ramius Trading Strategies Managed Futures Fund | Class I Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RTSIX
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the lesser of the value redeemed or the amount invested)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption fee if redeemed within 30 days of purchase (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Wire fee	imstramius_WireFee	20
Overnight check delivery fee	imstramius_CheckFee	15
Retirement account fees (annual maintenance and full redemption requests)	rr_ShareholderFeeOther	15
Management fees	rr_ManagementFeesOverAssets	1.60%	[2]
Subadvisory fees	imstramius_SubadvisoryFees	0.08%
Distribution and/or service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.65%
Subsidiary expenses, including Trading Entities' expenses	imstramius_SubsidiaryExpenses	2.75%	[3]
Total annual fund operating expenses	rr_ExpensesOverAssets	5.08%
Fee waiver and/or expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.48%)	[4]
Total annual fund operating expenses (after fee waiver and/or expense reimbursements)	rr_NetExpensesOverAssets	4.60%	[4]
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	461
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	1,480
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	2,498
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	5,035
Expense Example, No Redemption, 1 YEAR	rr_ExpenseExampleNoRedemptionYear01	461
Expense Example, No Redemption, 3 YEARS	rr_ExpenseExampleNoRedemptionYear03	1,480
Expense Example, No Redemption, 5 YEARS	rr_ExpenseExampleNoRedemptionYear05	2,498
Expense Example, No Redemption, 10 YEARS	rr_ExpenseExampleNoRedemptionYear10	5,035
2012	rr_AnnualReturn2012	(1.55%)
1 Year	rr_AverageAnnualReturnYear01	(1.55%)
Since Inception	rr_AverageAnnualReturnSinceInception	(3.64%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 13, 2011
Ramius Trading Strategies Managed Futures Fund | Class I Shares | - Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(1.55%)	[5]
Since Inception	rr_AverageAnnualReturnSinceInception	(3.64%)	[5]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 13, 2011	[5]
Ramius Trading Strategies Managed Futures Fund | Class I Shares | - Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(1.01%)	[5]
Since Inception	rr_AverageAnnualReturnSinceInception	(3.09%)	[5]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 13, 2011	[5]

[1]	No sales charge applies on investments of $1 million or more, but a contingent deferred sales charge ("CDSC") of 1% will be imposed on certain redemptions of Class A Shares within 18 months of the date of purchase.
[2]	Management fees include a management fee paid to the Advisor (as defined in this Prospectus) by the Subsidiary (as defined in this Prospectus) at the annual rate of 1.60% of the Subsidiary's average daily net assets. The Advisor has contractually agreed, for so long as the Fund invests in the Subsidiary, to waive the management fee it receives from the Fund in an amount equal to the management fee paid to the Advisor by the Subsidiary pursuant to the investment advisory agreement between the Subsidiary and the Advisor. This undertaking may not be terminated by the Advisor as long as the investment advisory agreement between the Subsidiary and the Advisors in place unless the Advisor obtains the prior approval of the Fund's Board of Trustees.
[3]	This item does not include management fees paid by the Subsidiary to the Advisor, which are included in "Management Fees" in the table above. Subsidiary expenses include fees and expenses of the Trading Entities (as defined in this Prospectus) which are borne indirectly by the Fund as a result of investing in the Trading Entities through the Subsidiary, including management fees paid by the Trading Entities to the Trading Advisors (as defined in this Prospectus) and performance fees based on trading profits (both realized and unrealized) to the Trading Advisors. Actual fees and expenses may vary from year to year, including depending on the Trading Entities' profits and amount of assets allocated to each Trading Entity.
[4]	The Advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding any (i) expenses included in the "Subsidiary expenses, including Trading Entity expenses" line item in the table above, (ii) acquired fund fees and expenses, (iii) interest, (iv) taxes, (v) dividends on short positions, (vi) brokerage commissions, (vii) front-end or contingent deferred loads, (viii) expenses incurred in connection with any merger or reorganization and (ix) extraordinary expenses such as litigation expenses) do not exceed 2.10% and 1.85% of the average daily net assets of the Fund's Class A and Class I shares, respectively. This agreement is effective until April 30, 2014, and may be terminated before that date only by the Trust's Board of Trustees. The Advisor is permitted to seek reimbursement from the Fund, subject to certain limitations, for fees it waived and Fund expenses it reimbursed for three years from the date of any such waiver or reimbursement. If any expenses are estimated for this fiscal year, a footnote would be added to the table explaining this and the deleted text retained.
[5]	After-tax returns are calculated using the historical highest individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. Furthermore, the after-tax returns are not relevant to those who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After tax returns are shown for Class I shares only and will vary for Class A shares.